united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2017
Shares		Fair Value

	COMMON STOCK - 91.9%
	AIRLINES - 1.7%
3,256	SkyWest, Inc.	$ 153,358

	AUTO MANUFACTURERS - 1.9%
7,294	Wabash National Corp.	164,115

	AUTO PARTS & EQUIPMENT - 0.8%
652	Cooper-Standard Holdings, Inc. *	72,685

	BANKS - 7.6%
3,351	Carolina Financial Corp.	123,484
3,253	FB Financial Corp. *	132,950
2,043	Heartland Financial USA, Inc.	100,618
1,766	Preferred Bank/Los Angeles CA	109,015
2,115	Washington Trust Bancorp, Inc.	117,382
1,632	Western Alliance Bancorp *	91,066
		674,515
	BIOTECHNOLOGY - 7.1%
1,577	Bluebird Bio, Inc. *	219,361
4,994	Exact Sciences Corp. *	274,620
10,940	Innoviva, Inc. *	133,906
		627,887
	BUILDING MATERIALS - 1.2%
1,890	Simpson Manufacturing Co., Inc.	105,349

	CHEMICALS - 3.9%
7,482	Ferro Corp. *	178,221
4,651	Olin Corp.	169,901
		348,122
	COMMERCIAL SERVICES - 6.5%
3,225	Aaron's, Inc.	118,680
2,030	Deluxe Corp.	141,390
2,768	On Assignment, Inc. *	169,457
9,243	Travelport Worldwide Ltd.	145,023
		574,550
	DISTRIBUTION/WHOLESALE - 1.1%
1,397	Anixter International, Inc. *	95,974

	DIVERSIFIED FINANCIAL SERVICES - 4.2%
5,548	Aircastle Ltd.	129,046
1,656	Federal Agricultural Mortgage Corp.	122,941
7,754	OM Asset Management Plc	118,481
		370,468
	ELECTRIC - 1.9%
2,967	El Paso Electric Co.	170,603

	ELECTRONICS - 2.5%
2,702	Methode Electronics, Inc.	126,724
2,878	Sanmina Corp. *	94,183
		220,907

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2017
Shares		Fair Value

	ENERGY ALTERNATE SOURCES - 1.1%
8,114	Renewable Energy Group, Inc. *	$ 98,179

	ENGINEERING & CONSTRUCTION - 2.9%
2,289	Comfort Systems USA, Inc.	101,403
1,955	EMCOR Group, Inc.	157,397
		258,800
	FOOD - 2.3%
2,047	B&G Foods, Inc.	65,095
926	Sanderson Farms, Inc.	138,502
		203,597
	HEALTHCARE-PRODUCTS - 2.1%
9,209	Lantheus Holdings, Inc. *	183,259

	HEALTHCARE-SERVICES - 5.3%
6,115	Ensign Group, Inc.	141,134
3,444	Healthsouth Corp.	158,906
1,925	Magellan Health, Inc. *	164,202
		464,242
	HOME BUILDERS - 3.9%
6,710	KB Home	184,055
9,274	TRI Pointe Group, Inc. *	164,057
		348,112
	INSURANCE - 6.9%
6,490	Ambac Financial Group, Inc. *	105,657
2,861	American Equity Investment Life Holding Co.	84,428
3,197	Essent Group Ltd. *	136,256
6,980	State National Cos, Inc.	146,720
7,894	Third Point Reinsurance Ltd. *	131,830
		604,891
	INTERNET - 1.2%
4,626	Blucora, Inc. *	100,384

	IRON STEEL - 1.5%
4,506	Schnitzer Steel Industries, Inc.	132,702

	LEISURE TIME - 2.5%
3,171	Camping World Holdings, Inc.	133,245
2,799	Malibu Boats, Inc. *	87,329
		220,574
	LODGING - 1.8%
5,462	ILG, Inc.	162,058

	MEDIA - 1.5%
4,173	Sinclair Broadcast Group, Inc.	132,284

	METAL FABRICATE/HARDWARE - 1.9%
2,879	Sun Hydraulics Corp.	165,629

	MINING - 1.1%
3,170	US Silica Holdings, Inc.	96,717

	OIL & GAS - 1.2%
5,941	Carrizo Oil & Gas, Inc. *	105,096

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2017
Shares			Fair Value

	PHARMACEUTICALS - 1.3%
11,210	Sucampo Pharmaceuticals, Inc. *		$ 112,100

	RETAIL - 2.2%
905	Children's Place, Inc.		98,464
852	Lithia Motors, Inc.		96,429
			194,893
	SAVINGS & LOANS - 1.5%
5,340	Sterling Bancorp		133,767

	SEMICONDUCTORS - 4.4%
2,100	Cirrus Logic, Inc. *		117,600
3,935	MaxLinear, Inc. *		96,289
1,622	MKS Instruments, Inc.		176,230
			390,119
	SOFTWARE - 3.9%
1,881	Ebix, Inc.		127,814
1,965	Take-Two Interactive Software, Inc. *		217,427
			345,241
	TELECOMMUNICATIONS - 1.0%
3,762	Finisar Corp. *		88,557

	TOTAL COMMON STOCK (Cost $6,459,174)		8,119,734

	REAL ESTATE INVESTMENT TRUST (REITs) - 3.4%
1,282	EPR Properties		88,689
9,550	iStar, Inc. *		111,735
7,310	Medical Properties Trust, Inc.		96,711
	TOTAL REAL ESTATE INVESTMENT TRUST (Cost $270,789)		297,135

	TOTAL INVESTMENTS - 95.3% (Cost $6,729,963) (a)		$ 8,416,869
	OTHER ASSETS LESS LIABILITIES - 4.7%		410,811
	TOTAL NET ASSETS - 100.0%		$ 8,827,680

* Non-Income producing security.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is $6,732,016 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation	$ 1,858,227
		Unrealized depreciation	(173,374)
		Net unrealized appreciation	$ 1,684,853

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2017

The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds. Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Affinity Small Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2017

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2017, for the Fund’s assets and liabilities measured at fair value:

Security Classifications (a)	Level 1	Level 2	Level 3	Total
Common Stock	$ 8,119,734	$ -	$ -	$ 8,119,734
Real Estate Investment Trust	297,135	-	-	297,135
Total	$ 8,416,869	$ -	$ -	$ 8,416,869

(a) There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/29/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/29/2017

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 12/29/2017